Earnings/(Loss) Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Basic earnings per share [abstract]
Outstanding ordinary shares at July 1	110,115,854	110,322,214	110,766,600
Effect of treasury shares held	(206,360)	(444,386)
Weighted-average number of ordinary shares outstanding for the year ended June 30	110,115,854	110,322,214	110,766,600